                                                         SEC File Nos.003-36962
                                                                      811-06175

                                 MAINSTAY FUNDS
                           MainStay Growth Equity Fund

                      Supplement Dated May 15, 2006 to the
                          Prospectus Dated March 1, 2006

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of the Growth Equity Fund of Eclipse Funds Inc. (the "Company") dated March 1, 2006. You may obtain a copy of the Fund's Prospectus or Statement of Additional Information ("SAI") free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The following replaces the second sentence in the first paragraph of the section entitled "Shareholder guide" on page 10 of the prospectus:

Shares of the Fund may only be purchased or exchanged by residents of Connecticut, Maryland, New Jersey and New York and only while present or through intermediaries in those states.

The following replaces the second sentence in the first paragraph on the back cover of the prospectus:

This prospectus and related Statement of Additional information do not constitute an offer by the fund or the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer in such jurisdiction or in any jurisdiction outside of Connecticut, Maryland, New Jersey, or New York.


            Please Retain This Supplement For Your Future Reference.


                                                                  MSGE16a-05/06

                                                SEC File Nos.003-36962/811-06175
                                                             003-08865/811-04847

                                 MAINSTAY FUNDS
                           MainStay Growth Equity Fund

                      Supplement Dated May 15, 2006 to the
             Statement of Additional Information Dated March 1, 2006
                         (Revised as of April 28, 2006)

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of the MainStay Growth Equity Fund of Eclipse Funds Inc. (the "Company") dated March 1, 2006 (revised April 28,
2006). You may obtain a copy of the Fund's Prospectus or SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1.  Availability of the Growth Equity Fund
    --------------------------------------

     The following supplements the cover page of the SAI:

The MainStay Growth Equity Fund is offered only to residents of Connecticut, Maryland, New Jersey and New York.


            Please Retain This Supplement For Your Future Reference.


                                                                   MS15ga-05/06

                                                SEC File Nos.003-36962/811-06175
                                                             003-08865/811-04847

                              MAINSTAY FUNDS

                      Supplement Dated May 15, 2006 to the
                          Prospectus Dated May 1, 2006

This Supplement updates certain information contained in the above-dated Prospectus of Eclipse Funds Inc. (the "Company") dated March 1, 2006. You may obtain a copy of the Fund's Prospectus or Statement of Additional Information ("SAI") free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The following replaces footnote 1, on page 85 of the prospectus:

(1) Offered only to residents of Connecticut, Maryland, New Jersey and New York.


            Please Retain This Supplement For Your Future Reference.

                                                         SEC File Nos. 003-36962
                                                                       811-06175

                                 MAINSTAY FUNDS
                     MainStay Conservative Allocation Fund
                       MainStay Moderate Allocation Fund
                    MainStay Moderate Growth Allocation Fund
                        MainStay Growth Allocation Fund

                      Supplement Dated May 15, 2006 to the
                         Prospectus Dated March 1, 2006

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, and MainStay Growth Allocation Fund of Eclipse Funds Inc. (the "Company") dated March 1, 2006. You may obtain a copy of the Funds' Prospectus or Statement of Additional Information ("SAI") free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The following replaces footnote 2, on page 39 of the Prospectus:

(1) Offered only to residents of Connecticut, Maryland, New Jersey and New York.


            Please Retain This Supplement For Your Future Reference.


                                                                   MSAA16a-05/06

                                                         SEC File Nos. 003-36962
                                                                       811-06175

                                 MAINSTAY FUNDS
                           Large Cap Opportunity Fund

                      Supplement Dated May 15, 2006 to the
                         Prospectus Dated March 1, 2006

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of the Large Cap Opportunity Fund of Eclipse Funds Inc. (the "Company") dated March 1, 2006. You may obtain a copy of the Fund's Prospectus or Statement of Additional Information ("SAI") free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Fund's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The following replaces footnote 1, on page 32 of the Prospectus:

(1) Offered only to residents of Connecticut, Maryland, New Jersey and New York.

            Please Retain This Supplement For Your Future Reference.